NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2018
Non-Controlling Interest 1 [Abstract]
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS
Non-controlling interests consists of the following:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Redeemable/Exchangeable Partnership Units and Special LP Units(1)	$12,740	$14,500
Exchange LP Units(1)	96	285
BPR Units(1)	3,091	—
Interest of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management	16	15
Preferred equity of subsidiaries	2,830	2,493
Non-controlling interests in subsidiaries and properties	15,610	10,430
Total interests of others in operating subsidiaries and properties	18,456	12,938
Total non-controlling interests	$34,383	$27,723

(1)
Each unit within these non-controlling interests has economic terms substantially equivalent to those of an LP unit. As such, income attributed to each unit or share of non-controlling interest is equivalent to that allocated to an LP unit. The proportion of interests held by holders of the Redeemable/Exchangeable Units and Exchange LP Units change as a result of the issuance of the LP Units and BPR Units. Consequently, the partnership adjusted the relative carrying amounts of the interests held by Limited Partners and non-controlling interests based on their relative share of the equivalent LP Units. The difference between the adjusted value and the carrying amounts was attributed to current LP Units as ownership changes in the Statement of Changes in Equity.